REICH & TANG DISTRIBUTORS L.P.
600 Fifth Avenue
New  ork, New York 10020
(212) 830-5400





                                                    November 26, 1996


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Insured Municipal Securities Trust, New Jersey
                      Navigator Insured Series 2
                      File No. 33-37297

Gentlemen:

                  As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

                  (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"), and

                  (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on October 28, 1996 and became effective October 31, 1996 pursuant to Rule 485(b).

                                         Insured Municipal Securities Trust,
                                         New Jersey Navigator Insured Series 2


                                         REICH & TANG DISTRIBUTORS L.P.
                                         GRUNTAL & CO. INCORPORATED


                                         By:  ________________________________
                                              Peter J. DeMarco
                                              as agent for the Sponsors

C/M  11939.0001 430037.1